RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Feb. 28, 2021	Aug. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS [Text Block]

7. RELATED PARTIES TRANSACTION

For the six month period ended February 28, 2021, the Company was party to the following related party transactions:

  The Company incurred $Nil (February 29, 2020: $10,500) to the President of the Company in consulting fees.
  During the six months ended February 28, 2021, the Company repaid $28,875 of amounts outstanding resulting in accounts payable to the President of the Company of $159,959 as at February 28, 2021 (August 31, 2020: $188,834).
  On December 14, 2020 the Company issued 500,000 stock options valued at $10,917 to the President of the Company (Note 9).

 The related party transactions are recorded at the exchange amount established and agreed to between the related parties.

6. RELATED PARTY TRANSACTIONS

For the year ended August 31, 2020, the Company was party to the following related party transactions with key management personnel, which consists of the President and Chief Executive Officer of the Company and its directors:

  Incurred $10,500 (2019 - $42,000) to the President of the Company in consulting fees (Note 8). As at August 31, 2019, the accounts payable to the President of the Company was $188,834 (2019: $203,221)
  Repaid a short-term loan from the President of the Company in the amount of CAD$21,156 including accrued interest ($15,968).
  Incurred $Nil (2019: $395) to a director of the Company.

The related party transactions are recorded at the exchange amount established and agreed to between the related parties.